Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	iSHARES TRUST
Prospectus Date	rr_ProspectusDate	Apr. 20, 2015
Supplement [Text Block]	ist_SupplementTextBlock

iShares®

iShares Trust

Supplement dated August 24, 2015

to each Prospectus, Summary Prospectus and Statement of Additional Information ("SAI") for the

iShares FactorSelect™ MSCI USA Small-Cap ETF (SMLF),

iShares FactorSelect™ MSCI USA ETF (LRGF),

iShares FactorSelect™ MSCI Intl Small-Cap ETF (ISCF),

iShares FactorSelect™ MSCI International ETF (INTF) and

iShares FactorSelect™ MSCI Global ETF (ACWF)

(each, a "Fund" and together, the "Funds")

The information in this Supplement updates the information in, and should be read in conjunction with, the Prospectus, Summary Prospectus and SAI for each Fund.

The following Underlying Index name changes will take effect on August 24, 2015.

Current Underlying Index Names	New Underlying Index Names
MSCI USA Small Cap Diversified Multi-Factor Index	MSCI USA Small Cap Diversified Multiple-Factor Index
MSCI USA Diversified Multi-Factor Index	MSCI USA Diversified Multiple-Factor Index
MSCI World ex USA Small Cap Diversified Multi-Factor Index	MSCI World ex USA Small Cap Diversified Multiple-Factor Index
MSCI World ex USA Diversified Multi-Factor Index	MSCI World ex USA Diversified Multiple-Factor Index
MSCI ACWI Diversified Multi-Factor Index	MSCI ACWI Diversified Multiple-Factor Index

If you have additional questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares FactorSelect MSCI USA Small-Cap ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ist_SupplementTextBlock

iShares®

iShares Trust

Supplement dated August 24, 2015

to each Prospectus, Summary Prospectus and Statement of Additional Information ("SAI") for the

iShares FactorSelect™ MSCI USA Small-Cap ETF (SMLF),

(each, a "Fund" and together, the "Funds")

The information in this Supplement updates the information in, and should be read in conjunction with, the Prospectus, Summary Prospectus and SAI for each Fund.

The following Underlying Index name changes will take effect on August 24, 2015.

Current Underlying Index Names	New Underlying Index Names
MSCI USA Small Cap Diversified Multi-Factor Index	MSCI USA Small Cap Diversified Multiple-Factor Index
MSCI USA Diversified Multi-Factor Index	MSCI USA Diversified Multiple-Factor Index
MSCI World ex USA Small Cap Diversified Multi-Factor Index	MSCI World ex USA Small Cap Diversified Multiple-Factor Index
MSCI World ex USA Diversified Multi-Factor Index	MSCI World ex USA Diversified Multiple-Factor Index
MSCI ACWI Diversified Multi-Factor Index	MSCI ACWI Diversified Multiple-Factor Index

If you have additional questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares FactorSelect MSCI USA ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ist_SupplementTextBlock

iShares®

iShares Trust

Supplement dated August 24, 2015

to each Prospectus, Summary Prospectus and Statement of Additional Information ("SAI") for the

iShares FactorSelect™ MSCI USA ETF (LRGF),

(each, a "Fund" and together, the "Funds")

The information in this Supplement updates the information in, and should be read in conjunction with, the Prospectus, Summary Prospectus and SAI for each Fund.

The following Underlying Index name changes will take effect on August 24, 2015.

Current Underlying Index Names	New Underlying Index Names
MSCI USA Small Cap Diversified Multi-Factor Index	MSCI USA Small Cap Diversified Multiple-Factor Index
MSCI USA Diversified Multi-Factor Index	MSCI USA Diversified Multiple-Factor Index
MSCI World ex USA Small Cap Diversified Multi-Factor Index	MSCI World ex USA Small Cap Diversified Multiple-Factor Index
MSCI World ex USA Diversified Multi-Factor Index	MSCI World ex USA Diversified Multiple-Factor Index
MSCI ACWI Diversified Multi-Factor Index	MSCI ACWI Diversified Multiple-Factor Index

If you have additional questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares FactorSelect MSCI Intl Small-Cap ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ist_SupplementTextBlock

iShares®

iShares Trust

Supplement dated August 24, 2015

to each Prospectus, Summary Prospectus and Statement of Additional Information ("SAI") for the

iShares FactorSelect™ MSCI Intl Small-Cap ETF (ISCF),

(each, a "Fund" and together, the "Funds")

The information in this Supplement updates the information in, and should be read in conjunction with, the Prospectus, Summary Prospectus and SAI for each Fund.

The following Underlying Index name changes will take effect on August 24, 2015.

Current Underlying Index Names	New Underlying Index Names
MSCI USA Small Cap Diversified Multi-Factor Index	MSCI USA Small Cap Diversified Multiple-Factor Index
MSCI USA Diversified Multi-Factor Index	MSCI USA Diversified Multiple-Factor Index
MSCI World ex USA Small Cap Diversified Multi-Factor Index	MSCI World ex USA Small Cap Diversified Multiple-Factor Index
MSCI World ex USA Diversified Multi-Factor Index	MSCI World ex USA Diversified Multiple-Factor Index
MSCI ACWI Diversified Multi-Factor Index	MSCI ACWI Diversified Multiple-Factor Index

If you have additional questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares FactorSelect MSCI International ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ist_SupplementTextBlock

iShares®

iShares Trust

Supplement dated August 24, 2015

to each Prospectus, Summary Prospectus and Statement of Additional Information ("SAI") for the

iShares FactorSelect™ MSCI International ETF (INTF)

(each, a "Fund" and together, the "Funds")

The information in this Supplement updates the information in, and should be read in conjunction with, the Prospectus, Summary Prospectus and SAI for each Fund.

The following Underlying Index name changes will take effect on August 24, 2015.

Current Underlying Index Names	New Underlying Index Names
MSCI USA Small Cap Diversified Multi-Factor Index	MSCI USA Small Cap Diversified Multiple-Factor Index
MSCI USA Diversified Multi-Factor Index	MSCI USA Diversified Multiple-Factor Index
MSCI World ex USA Small Cap Diversified Multi-Factor Index	MSCI World ex USA Small Cap Diversified Multiple-Factor Index
MSCI World ex USA Diversified Multi-Factor Index	MSCI World ex USA Diversified Multiple-Factor Index
MSCI ACWI Diversified Multi-Factor Index	MSCI ACWI Diversified Multiple-Factor Index

If you have additional questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares FactorSelect MSCI Global ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ist_SupplementTextBlock

iShares®

iShares Trust

Supplement dated August 24, 2015

to each Prospectus, Summary Prospectus and Statement of Additional Information ("SAI") for the

iShares FactorSelect™ MSCI Global ETF (ACWF)

(each, a "Fund" and together, the "Funds")

The information in this Supplement updates the information in, and should be read in conjunction with, the Prospectus, Summary Prospectus and SAI for each Fund.

The following Underlying Index name changes will take effect on August 24, 2015.

Current Underlying Index Names	New Underlying Index Names
MSCI USA Small Cap Diversified Multi-Factor Index	MSCI USA Small Cap Diversified Multiple-Factor Index
MSCI USA Diversified Multi-Factor Index	MSCI USA Diversified Multiple-Factor Index
MSCI World ex USA Small Cap Diversified Multi-Factor Index	MSCI World ex USA Small Cap Diversified Multiple-Factor Index
MSCI World ex USA Diversified Multi-Factor Index	MSCI World ex USA Diversified Multiple-Factor Index
MSCI ACWI Diversified Multi-Factor Index	MSCI ACWI Diversified Multiple-Factor Index

If you have additional questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.